Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.73962%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,035,871.88

Principal:
Principal Collections	$32,029,766.22
Prepayments in Full	$18,473,599.98
Liquidation Proceeds	$306,569.62
Recoveries	$273,855.67
Sub Total	$51,083,791.49
Collections	$56,119,663.37

Purchase Amounts:
Purchase Amounts Related to Principal	$171,345.50
Purchase Amounts Related to Interest	$1,125.76
Sub Total	$172,471.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,292,134.63

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,292,134.63
Servicing Fee	$1,073,896.93	$1,073,896.93	$0.00	$0.00	$55,218,237.70
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$55,218,237.70
Interest - Class A-2a Notes	$706,907.71	$706,907.71	$0.00	$0.00	$54,511,329.99
Interest - Class A-2b Notes	$654,325.73	$654,325.73	$0.00	$0.00	$53,857,004.26
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$51,080,479.26
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$50,694,632.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,694,632.59
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$50,453,791.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,453,791.09
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$50,453,791.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$50,453,791.09
Regular Principal Payment	$47,481,514.82	$47,481,514.82	$0.00	$0.00	$2,972,276.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,972,276.27
Residual Released to Depositor	$0.00	$2,972,276.27	$0.00	$0.00	$0.00
Total		$56,292,134.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$47,481,514.82
Total					$47,481,514.82

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,499,116.58	$72.67	$706,907.71	$2.19	$24,206,024.29	$74.86
Class A-2b Notes	$23,982,398.24	$72.67	$654,325.73	$1.98	$24,636,723.97	$74.65
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$47,481,514.82	$25.78	$4,764,446.61	$2.59	$52,245,961.43	$28.37

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$157,090,602.88	0.4858222	$133,591,486.30	0.4131482
Class A-2b Notes	$160,321,320.40	0.4858222	$136,338,922.16	0.4131482
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,156,151,923.28	0.6276305	$1,108,670,408.46	0.6018546

Pool Information
Weighted Average APR	4.720%	4.728%
Weighted Average Remaining Term	46.90	46.14
Number of Receivables Outstanding	41,395	40,434
Pool Balance	$1,288,676,319.58	$1,237,180,755.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,192,993,899.55	$1,145,512,384.73
Pool Factor	0.6445062	0.6187517

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$91,668,371.15
Targeted Overcollateralization Amount	$128,510,347.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$128,510,347.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$514,282.38
(Recoveries)		54	$273,855.67
Net Loss for Current Collection Period			$240,426.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2239%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6160%
Second Prior Collection Period			0.3602%
Prior Collection Period			0.6452%
Current Collection Period			0.2284%
Four Month Average (Current and Prior Three Collection Periods)			0.4625%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,219	$6,914,395.64
(Cumulative Recoveries)			$588,248.93
Cumulative Net Loss for All Collection Periods			$6,326,146.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3164%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,672.19
Average Net Loss for Receivables that have experienced a Realized Loss			$5,189.62

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.84%	256	$10,338,395.44
61-90 Days Delinquent	0.16%	47	$1,970,338.00
91-120 Days Delinquent	0.05%	13	$617,147.12
Over 120 Days Delinquent	0.03%	8	$425,509.06
Total Delinquent Receivables	1.08%	324	$13,351,389.62

Repossession Inventory:
Repossessed in the Current Collection Period		25	$1,151,309.79
Total Repossessed Inventory		39	$1,770,134.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1395%
Prior Collection Period			0.1788%
Current Collection Period			0.1682%
Three Month Average			0.1621%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2435%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	128	$5,112,303.07
2 Months Extended	183	$7,677,467.13
3+ Months Extended	33	$1,269,842.33

Total Receivables Extended	344	$14,059,612.53
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer